Stockholders Equity (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	Average Grant
	Number	Average	Date
	of Options	Exercise Price	Fair Value
Outstanding at January 31, 2013	1,885,000	$0.25
Granted	1,570,000	$0.50	$0.44
Cancelled	(450,000)	$0.50

Outstanding at January 31, 2014	3,005,000	$0.34
Granted	105,000	$0.25	$0.08

Outstanding at April 30, 2014	3,110,000	$0.34	$0.31

Exercisable at April 30, 2014	2,415,548	$0.36

Exercisable at January 31, 2014	2,246,184	$0.38

			Weighted
		Weighted	Average Grant
	Number	Average	Date
	of Options	Exercise Price	Fair Value
Outstanding at January 31, 2012	-
Granted	1,885,000	$0.25	$0.24

Outstanding at January 31, 2013	1,885,000	$0.25
Granted	1,570,000	$0.50	$0.44
Cancelled	(450,000)	$0.50

Outstanding at January 31, 2014	3,005,000	$0.34

Exercisable at January 31, 2014	2,246,184	$0.38	$0.27

Exercisable at January 31, 2013	668,728	$0.25	$0.24

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Exercise	Expiry
Number	Price	Date
285,000	$0.25	July 30, 2014
20,000	$0.25	February 1, 2015
90,000	$0.25	February 14, 2015
15,000	$0.25	July 25, 2015
250,000	$0.75	October 1, 2015
15,000	$0.25	December 19, 2015
150,000	$0.35	January 6, 2016
150,000	$0.55	January 6, 2016
200,000	$0.75	January 6, 2016
55,000	$0.25	April 1, 2016
600,000	$0.25	October 9, 2017
50,000	$0.25	February 1, 2018
150,000	$0.25	May 1, 2018
80,000	$0.25	April 1, 2019
1,000,000	$0.25	July 30, 2022

3,110,000

	Exercise	Expiry	Remaining
Number	Price	Date	Contractual Life
285,000	$0.25	July 30, 2014	0.49
20,000	$0.25	February 1, 2015	1.00
90,000	$0.25	February 14, 2015	1.04
15,000	$0.25	July 25, 2015	1.48
250,000	$0.75	October 1, 2015	1.67
15,000	$0.25	December 19, 2015	1.88
150,000	$0.35	January 6, 2016	1.93
150,000	$0.55	January 6, 2016	1.93
200,000	$0.75	January 6, 2016	1.93
30,000	$0.25	April 1, 2016	2.17
600,000	$0.25	October 9, 2017	3.69
50,000	$0.25	February 1, 2018	4.01
150,000	$0.25	May 1, 2018	4.25
1,000,000	$0.25	July 30, 2022	8.50

3,005,000

Schedule of Non-vested Stock Option Activity [Table Text Block]
Number of
Options
Non-vested options at January 31, 2013	1,216,272
Granted	1,570,000
Vested	(1,802,456)
Cancelled	(225,000)

Non-vested options at January 31, 2014	758,816
Granted	105,000
Vested	(169,364)

Non-vested options at April 30, 2014	694,452

Number of
Options
Non-vested options at January 31, 2012	-
Granted	1,885,000
Vested	(668,728)

Non-vested options at January 31, 2013	1,216,272
Granted	1,570,000
Vested	(1,802,456)
Cancelled	(225,000)

Non-vested options at January 31, 2014	758,816

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014	2013
Expected term of stock option (years) (1)	2.14	1.79
Expected volatility (2)	142.13%	215.88%
Stock price at date of issuance	$0.14	$0.39
Risk-free interest rate	0.53%	0.24%
Dividend yields	0.00%	0.00%

	2014	2013
Expected term of stock option (years) (1)	1.48	4.28
Expected volatility (2)	184.40%	260.50%
Estimated stock price at date of issuance (3)	$0.71	$0.25
Risk-free interest rate	0.18%	0.55%
Dividend yields	0.00%	0.00%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Exercise	Expiry
Number	Price	Date
214,506	$0.75	July 30, 2014
400,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
72,000	$0.75	December 31, 2014
240,000	$0.25	April 7, 2015
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
120,000	$0.28	October 4, 2015
498,000	$0.25	August 10, 2017
250,000	$0.10	November 14, 2016
250,000	$0.10	November 26, 2016
227,500	$0.10	December 24, 2016
150,000	$0.25	August 10, 2018
2,400,000	$0.15	April 4, 2019

5,546,446

	Exercise	Expiry
Number	Price	Date
24,000 *	$0.75	April 19, 2014
214,506	$0.75	July 30, 2014
400,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
72,000	$0.75	December 31, 2014
240,000	$0.25	April 7, 2015
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
120,000	$0.28	October 4, 2015
498,000	$0.25	August 10, 2017
500,000	$0.50	August 10, 2017
250,000	$0.10	November 14, 2016
250,000	$0.10	November 26, 2016
227,500	$0.10	December 24, 2016
150,000	$0.25	August 10, 2018
100,000	$0.50	August 10, 2018

3,770,446

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
	Number of	Average
	Warrants	Exercise Price
Outstanding at January 31, 2013	2,162,506	$0.47
Issued	1,609,940	$0.31
Outstanding at January 31, 2014	3,770,446	$0.40
Cancelled	(600,000)	$0.50
Issued	2,400,000	$0.15
Expired	(24,000)	$0.25

Outstanding at April 30, 2014	5,546,446	$0.28

			Weighted
	Number of		Average
	Warrants		Exercise Price
Outstanding at January 31, 2012	100,000	CADS	0.75
Cancelled	(100,000)	CAD$	0.75
Re-issued pursuant to the Acquisition (Note 4)	214,506	USD$	0.75
Issued	1,948,000	USD$	0.44
Outstanding at January 31, 2013	2,162,506	USDS	0.47
Issued	1,609,940	USD$	0.31

Outstanding at January 31, 2014	3,770,446	USD$	0.40